Intangible assets (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of detailed information about intangible assets [text block]	Intangible assets comprise the following:
	March 31, 202 2	March 31, 20 21	March 31, 2020
Goodwill	-	14,595	14,595
Other intangible assets	634,730	679,991	665,097
	634,730	694,586	679,692

Disclosure of reconciliation of changes in goodwill [text block]
The following table presents the changes in goodwill during the years ended March 31, 2022 and 2021

	March 31, 202 2	March 31, 202 1
Balance at the beginning of the year	14,595	14,595
Effect of movement in exchange rates	-	-
Impairment loss recognized during the year	(14,595)	-
Net carrying amount of goodwill	-	14,595

Disclosure of detailed information about the intangible assets other than goodwill [Text Block]
The following table presents the changes in intangible assets during the years ended March 31, 2022, 2021 and 2020.

	Bandwidth Capacity	Software	License fees	Total
(A) Cost
Balance as of March 31, 2019	684,334	986,884	73,000	1,744,218
Acquisitions during the year	52,054	283,844	5,000	340,898
Disposals during the year	-	-	-	-
Balance as of March 31, 20 20	736,388	1,270,728	78,000	2,085,116
Acquisitions during the year	-	307,506	-	307,506
Disposals during the year	-	-	-	-
Balance as of March 31, 202 1	736,388	1,578,234	78,000	2,392,622
Acquisitions during the year	-	325,471	-	325,471
Disposals during the year	-	-	-	-
Balance as of March 31, 202 2	736,388	1,903,704	78,000	2,718,093

(B) Amortization
Balance as of March 31, 2019	367,344	781,419	33,531	1,182,294
Amortization for the year	70,869	163,248	3,608	237,725
Impairment loss on intangibles	-	-	-	-
Balance as of March 31, 20 20	438,213	944,667	37,139	1,420,019
Amortization for the year	74,482	214,980	3,150	292,612
Impairment loss on intangibles
Balance as of March 31, 202 1	512,695	1,159,647	40,289	1,712,631
Amortization for the year	74,483	293,299	3,150	370,932
Impairment loss on intangibles
Balance as of March 31, 202 2	587,178	1,452,946	43,439	2,083,363

(C) Carrying amounts
As of March 31, 2020	298,175	326,061	40,861	665,097
As of March 31, 202 1	223,693	418,587	37,711	679,991
As of March 31, 202 2	149,210	450,958	34,561	634,730